Personnel expenses - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Personnel expense
Average number employees, women	132	127	123
Average number employees, men	134	129	125
Total average number of employees	266	256	248